Share Based Compensation - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Number of options available for grant	884,275				884,275
Aggregate intrinsic value of outstanding options	₨ 118,800,000		₨ 140,864,000		$ 1,825,000
Unrecognized compensation cost	₨ 137,591,000				$ 2,113,000
Unrecognized compensation cost, expected period of recognition	2 years 2 months 12 days	2 years 2 months 12 days
Intrinsic value of options exercised	₨ 28,666,000	$ 440,000	0
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 25,060,000	$ 385,000	₨ 13,774,000	₨ 51,732,000
Vesting Period, Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
2015 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum options to be granted under stock option plan	2,023,744				2,023,744
2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum options to be granted under stock option plan						1,023,744